Employee and Agent Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Employee and Agent Benefits
Employee and Agent Benefits

12. Employee and Agent Benefits

Components of Net Periodic Benefit Cost

	Other postretirement benefits
	For the six months ended June 30,
	2024	2023

	(in millions)
Interest cost	$1.3	$1.4
Expected return on plan assets	(1.7)	(1.8)
Recognized net actuarial gain	(0.4)	(0.4)
Net periodic benefit income	$(0.8)	$(0.8)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

16. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula ended on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee’s or agent’s average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant’s cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents (“other postretirement benefits”). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2023	2022

	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(58.6)	$(79.2)
Interest cost	(2.8)	(1.9)
Actuarial gain (loss)	(3.0)	17.0
Participant contributions	(6.1)	(6.4)
Benefits paid	13.6	11.9
Benefit obligation at end of year	$(56.9)	$(58.6)

Change in plan assets
Fair value of plan assets at beginning of year	$70.4	$89.5
Actual return on plan assets	9.6	(15.0)
Employer contribution	1.5	1.4
Participant contributions	6.1	6.4
Benefits paid	(13.6)	(11.9)
Fair value of plan assets at end of year	$74.0	$70.4

Amount recognized in statement of financial position
Other assets	$17.1	$11.8
Total	$17.1	$11.8

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(20.5)	$(18.1)
Pre-tax accumulated other comprehensive income	$(20.5)	$(18.1)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2023, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rates and actual medical claims costs being higher than previously expected. For the year ended December 31, 2022, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rates and actual medical claims costs being lower than previously expected.

We did not have any other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets.

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Interest cost	$2.8	$1.9	$1.8
Expected return on plan assets	(3.5)	(3.8)	(3.5)
Recognized net actuarial gain	(0.7)	(0.8)	(0.4)
Net periodic benefit income	$(1.4)	$(2.7)	$(2.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2023	2022

	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(3.1)	$1.8
Amortization of net gain	0.7	0.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(2.4)	$2.6
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive income	$(3.8)	$(0.1)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2023	2022
Discount rate	4.80%	5.05%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2023	2022	2021
Discount rate	5.05%	2.55%	2.15%
Expected long-term return on plan assets	5.20%	4.25%	4.25%
Rate of compensation increase	N/A	N/A	N/A %

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.20% expected long-term return on plan assets for 2023 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2023	2022
Health care cost trend rate assumed for next year under age 65	7.50%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2032	2031

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

●	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
●	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
●	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2023
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$1.1	$1.1	$—	$—
Fixed income security portfolios (1)	34.9	34.9	—	—
U.S. equity portfolios (2)	27.6	27.6	—	—
International equity portfolios (3)	10.4	10.4	—	—
Total	$74.0	$74.0	$—	$—

	December 31, 2022
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	34.7	34.7	—	—
U.S. equity portfolios (2)	25.6	25.6	—	—
International equity portfolios (3)	9.6	9.6	—	—
Total	$70.4	$70.4	$—	$—
(1)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

●	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
●	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
●	Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short - and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2024	$11.2
2025	10.2
2026	9.1
2027	8.0
2028	7.2
2029-2033	29.7

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants’ share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2023.